PROVISION FOR EMPLOYEE BENEFITS - Movements in provision for the post-employment benefit (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in provisions
Balance at beginning	₺ 3,299
Balance at ending	5,297	₺ 3,299
Post-employment benefits
Movements in provisions
Balance at beginning	3,299	1,970
Charge for the year	1,306	571
Interest cost	407	232
Actuarial losses	3,290	1,984
Payments during the year	(3,005)	(1,458)
Balance at ending	₺ 5,297	₺ 3,299